Supplemental cash flow information (Schedule of detailed information about supplemental cash flow information) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Supplemental Cash Flow Informations Abstract
Balance - beginning of period	$ 4,433,363	$ 3,239,483	$ 3,615,080
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	645,151	765,671	510,000
Repayments of convertible debentures	(270,000)	(63,490)	(593,301)
Non-cash changes:
Accretion expense	279,834	1,179,603	1,169,921
Accrued interest on convertible debentures	471,596	368,280	408,543
Loss (gain) on repayment of convertible debentures	27,243	(47,877)	0
Loss on conversion of convertible debentures	21,120	94,326	0
Gain on revaluation of derivative liabilities	(658,503)	(409,607)	(2,547,192)
Loss (gain) on extinguishment of debt	1,400,823	200,650	1,018,928
Convertible debentures converted into common shares	(1,656,422)	(764,432)	(521,136)
Renewal of convertible debentures	0	0	(16,804)
Foreign exchange loss (gain)	(66,753)	(129,244)	195,444
Balance - end of period	$ 4,627,452	$ 4,433,363	$ 3,239,483